Long-term investments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term investments
Balance as of beginning of the year		¥ 121,179		¥ 108,603
Investments made		1,484		4,894
Loss from equity method investments				(11,523)	¥ (8,149)
Less: Impairment				(15,908)
Less: Foreign currency translation adjustments				(1,066)
Subscription of private fund				36,600
Loss from private fund		(91)		(421)
Balance as of end of the year		122,572	$ 19,234	121,179	108,603
Equity investments accounted for using the equity method [Member]
Long-term investments
Balance as of beginning of the year				23,603
Investments made		0		4,894
Loss from equity method investments				(11,523)
Less: Impairment				(15,908)
Less: Foreign currency translation adjustments				(1,066)
Balance as of end of the year					23,603
Available for sale investment
Long-term investments
Balance as of beginning of the year		36,179
Investments made		0
Subscription of private fund				36,600
Loss from private fund		(91)		(421)
Balance as of end of the year		36,088		36,179
Equity investments without readily determinable fair values [Member]
Long-term investments
Balance as of beginning of the year		85,000		85,000
Investments made		1,484
Less: Impairment		0		0	0
Balance as of end of the year		¥ 86,484		¥ 85,000	¥ 85,000
Equity investments without readily determinable fair values [Member] | Leasego Pty Ltd
Long-term investments
Investments made	¥ 1,484
Shareholding interests (as a percent)	15.56%